Related party transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with Third Party [Line Items]
Contributions from redeemable non-controlling interests	$ 0	$ 31,105
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses	11,390	$ 4,675
Related Party
Transactions with Third Party [Line Items]
Contributions from redeemable non-controlling interests	$ 305,000